UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
		Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Operating revenues
Vessel and other management fee	[1]		$ 4,769	$ 6,545
Operating revenues			34,927	52,302
Operating expenses
Vessel operating expenses			29,637	29,338
Administrative expenses			21,265	16,166
Depreciation and amortization			39,149	35,815
Impairment of long-term assets		$ 1,700	1,706	0
Total operating expenses			115,035	126,450
Gain on disposals to Golar Partners	[1]		0	103,540
Impairment of vessel held-for-sale			0	(1,032)
Loss on disposal of vessel held-for-sale			0	(5,824)
Other operating gains and losses			16	0
Operating (loss) income			(80,092)	22,536
Financial income (expenses)
Interest income	[1]		1,091	3,910
Interest expense	[1]		(19,353)	(34,669)
Other financial items, net			(56,351)	18,851
Net financial expenses			(74,613)	(11,908)
(Loss) income before taxes and equity in net earnings of affiliates			(154,705)	10,628
Income taxes			1,285	1,803
Equity in net (losses) earnings of affiliates			(5,563)	40,171
Net (loss) income			(158,983)	52,602
Net income attributable to non-controlling interests			(12,229)	(5,035)
Net (loss) income attributable to Golar LNG Ltd			$ (171,212)	$ 47,567
Basic and diluted (loss) earnings per share (in USD per share)			$ (1.84)	$ 0.51
Cash dividends declared and paid per share (in USD per share)			$ 0.10	$ 0.90
Non-collaborative Arrangement Transactions
Operating revenues
Time and voyage charter revenues	[1]		$ 24,222	$ 45,757
Operating expenses
Voyage and charterhire expenses	[1]		20,474	45,131
Collaborative Arrangement
Operating revenues
Time and voyage charter revenues	[1]		5,936	0
Operating expenses
Voyage and charterhire expenses	[1]		$ 2,804	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 16).